United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-09603

                         AMERICAN BEACON SELECT FUNDS
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                         DOUGLAS G. HERRING, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: December 31, 2007

                   Date of reporting period: March 31, 2007

ITEM 1. SCHEDULES OF INVESTMENTS.


The American Beacon Money Market Select Fund invests all of its investable assets in the American Beacon Master Money Market Portfolio. The Schedule of Investments for the American Beacon Master Money Market Portfolio for the fiscal quarter ended March 31, 2007 is provided below.

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2007 (Unaudited)

                                                                              PAR AMOUNT      VALUE
                                                                              ----------   -----------
                                                                               (DOLLARS IN THOUSANDS)
FUNDING AGREEMENTS - 0.96%
   Metropolitan Life Insurance Co., 5.41%, Due 3/1/2008 ++ ................   $  150,000   $   150,000
                                                                                           -----------
MEDIUM-TERM NOTES - 33.31%
   Abbey National Treasury Services, PLC, 5.36%, Due 6/29/2007 ++ .........      686,615       686,698
   ABN Amro Bank NV, 5.42%, Due 5/11/2007 ++ ..............................       23,170        23,172
   American Honda Finance Corp.,
      5.376%, Due 6/25/2007 ++ # ..........................................       30,000        30,005
      5.32%, Due 7/10/2007 ++ # ...........................................       33,040        33,041
      5.39%, Due 7/23/2007 ++ # ...........................................       10,000        10,003
      5.38%, Due 8/23/2007 ++ # ...........................................       20,000        20,004
      5.47%, Due 8/23/2007 ++ # ...........................................        5,500         5,503
      5.37%, Due 9/19/2007 ++ # ...........................................       10,000        10,002
      5.47%, Due 10/22/2007 ++ # ..........................................       10,000        10,008
      5.42%, Due 2/22/2008 ++ # ...........................................       23,000        23,018
   ASIF Global Financing XXXII,
      5.40%, Due 5/3/2007 ++ # ............................................      176,450       176,463
      5.41%, Due 2/25/2008 ++ # .......... ................................      200,000       200,150
   Berkshire Hathaway Finance Corp., 5.41%, Due 1/11/2008 ++ ..............       50,000        50,034
   Citigroup Global Markets Holdings, Inc.,
      5.43%, Due 8/16/2007 ++ .............................................       25,000        25,011
      5.698%, Due 9/5/2007 ++ .............................................       50,000        50,082
   Citigroup, Inc.,
      5.408%, Due 6/4/2007 ++ .............................................      241,350       241,385
      5.42%, Due 11/1/2007 ++ .............................................      112,500       112,571
   Commonwealth Bank of Australia, 5.36%, Due 1/31/2008 ++ # ..............      175,000       175,049
   General Electric Capital Corp.,
      5.445%, Due 10/17/2007 ++ ...........................................      180,000       180,000
      5.41%, Due 1/3/2008 ++ ..............................................      211,500       211,660
      5.41%, Due 1/15/2008 ++ .............................................      324,455       324,672
      5.388%, Due 3/4/2008 ++ .............................................       20,000        20,014
   Goldman Sachs Group, Inc.,
      5.46%, Due 5/11/2007 ++ .............................................      114,820       114,834
      5.485%, Due 7/2/2007 ++ .............................................       64,350        64,375
      5.485%, Due 10/5/2007 ++ ............................................       12,700        12,710
   HSBC Finance Corp.,
      5.40%, Due 5/10/2007 ++ .............................................       48,500        48,503
      5.51%, Due 7/27/2007 ++ .............................................       97,525        97,582
      5.40%, Due 10/4/2007 ++ .............................................      115,000       115,043
   JPMorgan Chase A Co., 5.43%, Due 1/25/2008 ++ ..........................      220,000       220,185
   Bank of America Corp., 5.43%, Due 9/7/2007 ++ # ........................      273,180       273,333
   Merrill Lynch St Co., Inc.,
      5.325%, Due 5/29/2007 ++ ............................................       52,000        51,999
      5.39%, Due 8/24/2007 ++ .............................................       39,830        39,839
      5.47%, Due 8/27/2007 ++ .............................................       45,000        45,025
      5.485%, Due 10/19/2007 ++ ...........................................       83,000        83,067

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
March 31, 2007 (Unaudited)

                                                                              PAR AMOUNT      VALUE
                                                                              ----------   -----------
                                                                               (DOLLARS IN THOUSANDS)
      5.39%, Due 2/14/2008 ++ .............................................   $   55,000   $    55,031
   Morgan Stanley,
      5.485%, Due 7/27/2007 ++ ............................................       58,595        58,628
      5.485%, Due 1/18/2008 ++ ............................................       68,900        68,984
   Royal Bank of Scotland Plc,
      5.35%, Due 12/21/2007 ++ # ..........................................      230,000       230,066
      5.37%, Due 4/11/2008 ++ # ...........................................       12,500        12,505
      5.31%, Due 4/18/2008 ++ # ...........................................      150,000       150,000
   Toyota Motor Credit Corp.,
      5.32%, Due 6/28/2007 ++ .............................................      100,000       100,005
      5.33%, Due 8/10/2007 ++ .............................................       60,000        60,007
      5.325%, Due 9/14/2007 ++ ............................................       95,000        95,011
      5.33%, Due 10/12/2007 ++ ............................................        4,800         4,800
   Wachovia Corp., 5.44%, Due 7/20/2007 ++ ................................      179,152       179,214
   Wells Fargo a Co.,
      5.41%, Due 9/28/2007 ++ .............................................      269,901       270,041
      5.33%, Due4/14/2008 ++ # ............................................      150,000       150,000
                                                                                           -----------
   TOTAL MEDIUM-TERM NOTES ................................................                  5,219,332
                                                                                           -----------
PROMISSORY NOTES - 2.87%

   Goldman Sachs Group, Inc., 5.37%, Due 2/11/2008 #.......................      450,000       450,000
                                                                                           -----------
CERTIFICATES OF DEPOSIT AND BANK NOTES - 29.81%
   Allied Irish Banks N.Y.,
      5.308%, Due 5/3/2007 ++ .............................................       50,000        49,998
      5.34%, Due 8/8/2007 ++ ..............................................       15,000        15,001
   The Bank of New York,  5.335%, Due 11/16/2007 ++ .......................       54,500        54,507
   Bank of Nova Scotia, N.Y.,
      5.29%, Due 6/20/2007 ++ .............................................      200,000       199,990
      5.34%, Due 10/31/2007 ++ ............................................       64,860        64,866
   Branch Banking and Trust,
      5.418%, Due 6/4/2007 ++ .............................................       91,380        91,397
      5.31%, Due 8/10/2007 ++ .............................................       50,000        49,998
   BNP Paribas, N.Y.,
      5.29%, Due 6/20/2007 ++ .............................................      600,000       599,974
      5.30%, Due 10/3/2007 ++ .............................................      100,000        99,988
   Branch Banking and Trust, 5.348%, Due 11/16/2007 ++ ....................      100,000       100,027
   Canadian Imperial Bank of Commerce, N.Y., 5.42%, Due 4/2/2007 ++ .......       39,000        39,000
   Caylon, N.Y.,
      5.33%, Due 8/10/2007 ++ .............................................      542,000       541,997
      5.28%, Due 9/13/2007 ++ .............................................      185,700       185,678

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
March 31, 2007 (Unaudited)

                                                                              PAR AMOUNT      VALUE
                                                                              ----------   -----------
                                                                               (DOLLARS IN THOUSANDS)
      5.30%, Due 10/3/2007 ++ .............................................   $   67,500   $    67,493
   Credit Suisse N.Y., 5.33% Due 2/26/2008 ++ .............................      250,000       250,000
   Credit Suisse N.Y.,
      5.32%, Due 6/12/2007 ++ .............................................      150,000       150,000
      5.34%, Due 8/13/2007 ++ .............................................      125,000       125,002
   HSBC Bank USA, 5.42%, Due 9/21/2007 ++ .................................      203,550       203,654
   Mai Marshall a llsley Bank,
      5.345%, Due 8/1/2007 ++ .............................................       50,000        50,000
      5.33%, Due 2/15/2008 ++ .............................................      196,500       196,505
   National City Bank,
      5.378%, Due 6/4/2007 ++ .............................................       38,000        38,004
      5.31%, Due 10/4/2007 ++ .............................................      135,000       134,989
      5.41%, Due 1/10/2008 ++ .............................................        6,925         6,929
      5.34%, Due 4/4/2007 ++ ..............................................       15,000        15,000
      5.34%, Due 5/11/2007 ++ .............................................       25,000        25,000
      5.34%, Due 4/4/2007 ++ ..............................................       13,000        13,000
   Natixis N.Y., 5.335%, Due 6/20/2007 ++ .................................       25,000        25,001
   SunTrust Bank, 5.42%, Due 5/17/2007 ++ .................................      167,000       167,015
   US Bank, NA,
      5.37%, Due 9/10/2007 ++ .............................................      250,000       250,083
      5.38%, Due 9/28/2007 ++ .............................................       60,000        60,022
      5.39%, Due 10/1/2007 ++ .............................................      110,750       110,788
   Wachovia Bank,
      5.34%, Due 9/28/2007 ++ .............................................       50,000        50,007
      5.415%, Due 6/14/2007 ++ ............................................       16,170        16,173
   Westpac Banking N.Y., 5.32%, Due 1/15/2008 ++ ..........................       46,000        45,999
   World Savings Bank FSB,
      5.42%, Due 6/1/2007 ++ ..............................................      178,460       178,483
      5.36%, Due 10/19/2007 ++ ............................................      400,000       400,092
                                                                                           -----------
   TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES ...........................                  4,671,660
                                                                                           -----------
COMMERCIAL PAPER * - 18.63%
   Citigroup Funding, Inc.,
      5.24%, Due 6/5/2007 .................................................       30,000        29,721
      5.24%, Due 6/6/2007 .................................................      200,000       198,108
      5.24%, Due 6/13/2007 ................................................       75,000        74,214
   Clipper Receivables Corp., 5.41%, Due 4/2/2007 #........................      145,000       145,000
   FCAR Owner Trust, Series I,
      5.26%, Due 4/16/2007 ................................................      240,000       239,509
      5.26%, Due 4/26/2007 ................................................       22,270        22,192
   Fountain Square Commercial Funding Corp.,
      5.24%, Due 4/19/2007 # ..............................................       51,485        51,358
      5.24%, Due 5/18/2007 # ..............................................       12,400        12,317
   General Electric Capital Corp., 5.04%, Due 11/9/2007 ...................       40,000        38,762
   GOVCO, Inc.,
      5.24%, Due 4/10/2007 #...............................................      188,300       188,081

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
March 31, 2007 (Unaudited)

                                                                              PAR AMOUNT      VALUE
                                                                              ----------   -----------
                                                                               (DOLLARS IN THOUSANDS)
      5.245%, Due 4/23/2007 # .............................................   $   73,600   $    73,375
   HBOS Treasury Services PLC,
      5.24%, Due 4/26/2007 ................................................      100,000        99,651
      5.24%, Due 5/3/2007 .................................................      125,080       124,516
      5.24%, Due 5/10/2007 ................................................      100,000        99,447
   Scaldis Capital LLC, 5.24%, Due 5/2/2007 # .............................       77,382        77,044
   Sheffield Receivables Corp.,
      5.43%, Due 4/2/2007 # ...............................................       85,000        85,000
      5.28%, Due 5/24/2007 # ..............................................       83,100        82,466
   Stanfield Victoria Funding, LLC,
      5.25%, Due 4/10/2007 #...............................................       65,000        64,924
      5.25%, Due 4/30/2007 # ..............................................       30,000        29,878
   Three Rivers Funding Corp.,
      5.28%, Due 4/2/2007 #................................................       35,000        35,000
      5.375%, Due 4/5/2007 # ..............................................      113,165       113,114
      5.29%, Due 4/9/2007 #................................................       44,418        44,372
      5.25%, Due 4/26/2007 # ..............................................       50,000        49,825
   Toyota Motor Credit Corp.,
      5.20%, Due 7/30/2007 ................................................      100,000        98,281
      5.20%, Due 7/31/2007 ................................................      200,000       196,533
      5.20%, Due 8/1/2007 .................................................       50,000        49,126
UBS Finance Delaware, LLC,
      5.24%, Due 5/3/2007 .................................................      230,000       228,962
      5.215%, Due 6/25/2007 ...............................................       57,569        56,868
      5.20%, Due 8/6/2007 .................................................      140,000       137,452
      5.20%, Due 8/10/2007 ................................................      100,000        98,122
   Yorktown Capital LLC, 5.245%, Due 5/2/2007 #............................       75,953        75,621
                                                                                           -----------
   TOTAL COMMERCIAL PAPER .................................................                  2,918,839
                                                                                           -----------
TIME DEPOSITS -10.85%
   Deutsche Bank AG, 5.438%, Due 4/2/2007 .................................      700,000       700,000
   Natixis, 5.43%, Due 4/2/2007 ...........................................      600,000       600,000
   Societe Generate, 5.50%, Due 4/2/2007 ..................................      400,000       400,000
                                                                                           -----------
   TOTAL TIME DEPOSITS ....................................................                  1,700,000
                                                                                           -----------
REPURCHASE AGREEMENTS - 5.26%
   Barclays Capital, Inc., 5.38%, Due 4/2/2007 (Held at Bank of New York,
      Collateralized by U.S. Government Obligations valued at $76,500,
      5.0%, 12/1/2035- 1/1/2037) ..........................................       75,000        75,000
   Goldman Sachs, 5.37%, Due 4/2/2007 (Held at Bank of New York,
      Collateralized by U.S. Government Obligations valued at $50,622,
      4.198% - 5.095%, 8/1/2013 - 7/1/2035) ...............................       49,629        49,629
   Lehman Brothers Holdings, Inc., 5.488%, Due 4/2/2007 (Held at
      JPMorgan Chase, NYC, Collateralized by Corporate Obligations valued at $298,319, 0.0% - 11.875%, 1/15/06 - 2/2/2037, and Private Label
      Mortgage Obligations valued at $262,625, 5.0%, 11/1/2033) ...........      550,000       550,000
      5.508%, Due 4/2/2007 (Held at JPMorgan Chase, NYC, Collateralized by
         Private Label Mortgages valued at $152,990, 5.0% - 5.5%,
         11/1/2033 - 11/1/2034) ...........................................      150,000       150,000
                                                                                           -----------
   TOTAL REPURCHASE AGREEMENTS ............................................                    824,629
                                                                                           -----------
TOTAL INVESTMENTS  - 101.69% (Cost $15,934,460) ...........................                $15,934,460
LIABILITIES, NET OF OTHER ASSETS - (1.69%) ................................                   (264,530)
                                                                                           -----------
TOTAL NET ASSETS - 100.00% ................................................                $15,669,930
                                                                                           ===========

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
March 31, 2007 (Unaudited)

        Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,086,525 or 19.70% of net assets. The Fund has no right to demand registration of these securities.

*       Rates represent discount rate.



                             See accompanying notes

The American Beacon U.S. Government Money Market Select Fund invests all of its investable assets in the American Beacon Master U.S. Government Money Market Portfolio. The Schedule of Investments for the American Beacon Master U.S. Government Money Market Portfolio for the fiscal quarter ended
March 31, 2007 is provided below.




AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2007 (Unaudited)

                                                                              PAR AMOUNT     VALUE
                                                                              ----------   ---------
                                                                              (DOLLARS IN THOUSANDS)
U.S. AGENCY OBLIGATIONS - 5.51%
FEDERAL FARM CREDIT BANK - 1.29%
   5.10%, Due 8/14/2007 ...................................................   $   10,851   $  10,645
                                                                                           ---------
FEDERAL HOME LOAN BANK - 4.00%
   5.22%, Due 4/4/2007 ++ .................................................       10,000      10,000
   3.875%, Due 6/8/2007 ...................................................        5,000       4,987
   5.20%, Due 6/8/2007 ++ .................................................        3,000       3,000
   5.30%, Due 2/22/2008 ...................................................       15,000      14,998
                                                                                           ---------
                                                                                              32,985
                                                                                           ---------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.22%
   5.11%, Due 5/31/2007 # .................................................          566         561
   5.105%, Due 6/1/2007 # .................................................        1,250       1,240
                                                                                           ---------
                                                                                               1,801
                                                                                           ---------
TOTAL U.S. AGENCY OBLIGATIONS .............................................                   45,431
                                                                                           ---------
REPURCHASE AGREEMENTS - 94.42%
   Bane of America Securities, LLC, 5.438%, Due 4/2/2007
      (Held at Bank of New York, Collateralized by U.S.
      Government Obligations valued at $306,000, 5.0%, 6/1/2035) ..........      300,000     300,000
   Barclays Capital, Inc., 5.38%, Due 4/2/2007
      (Held at Bank of New York, Collateralized by U.S. Government
      Obligations valued at $306,000, 4.176%-6.933%, 11/1/2030-3/1/2047) ..      300,000     300,000
   Goldman Sachs, 5.37%, Due 4/2/2007 (Held at Bank of New York,
      Collateralized by U.S. Government Obligations valued at $182,005,
      4.0% - 8.5%, 1/1/2009 - 3/1/2037) ...................................      178,436     178,436
                                                                                           ---------
   TOTAL REPURCHASE AGREEMENTS ............................................                  778,436
                                                                                           ---------
TOTAL INVESTMENTS - 99.93% (Cost $823,867) ................................                $ 823,867
OTHER ASSETS, NET OF LIABILITIES - 0.07% ..................................                      584
                                                                                           ---------
TOTAL NET ASSETS - 100.00% ................................................                $ 824,451
                                                                                           =========

Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

#    Rates represent discount rate.

                             See accompanying notes

AMERICAN BEACON SELECT FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------


   Security Valuation

    Securites of the Portfolios are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the American Beacon Master Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON SELECT FUNDS

By : /s/ Douglas G. Herring
     --------------------
     Douglas G. Herring
     President

Date: May 30, 2007
      -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Douglas G. Herring
     --------------------
     Douglas G. Herring
     President

Date: May 30, 2007
      -----------------

By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: May 30, 2007
      -----------------